Note 17 - Financial Instruments with Off-Balance Sheet Risk (Details) - Obligations from Other Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Commitments [Line Items]
Total	$ 62,900
Expiring in less than one year	24,978
Expiring in 1-3 years	15,778
Expiring in 4-5 years	9,826
Expiring after 5 years	12,318
Commercial Line of Credit [Member]
Other Commitments [Line Items]
Total	37,660
Expiring in less than one year	19,901
Expiring in 1-3 years	7,806
Expiring in 4-5 years	2,569
Expiring after 5 years	7,384
Commitment to Lend [Member]
Other Commitments [Line Items]
Total	23,734
Expiring in less than one year	3,571
Expiring in 1-3 years	7,972
Expiring in 4-5 years	7,257
Expiring after 5 years	4,934
Standby Letter of Credit [Member]
Other Commitments [Line Items]
Total	1,506
Expiring in less than one year	1,506
Expiring in 1-3 years	0
Expiring in 4-5 years	0
Expiring after 5 years	$ 0